Convertible Notes Payable and Advisory Fee Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of senior secured credit facility note balance and convertible debt balances
	March 31,	September 30,
	2021	2020
Principal	$6,114,157	$6,473,702
Premiums	1,472,666	1,846,471
Unamortized discounts	(13,804)	(9,223)
	$7,573,019	$8,310,950

	2020	2019
Principal	$6,473,702	$6,207,266
Premiums	1,846,471	1,623,445
Unamortized discounts	(9,223)	(2,981)
	$8,310,950	$7,827,730